Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

September 27, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Municipal Value Fund, Inc. (File Nos. 333-166840 and 811-05120)

Ladies and Gentlemen:

On behalf of our client, Nuveen Municipal Value Fund, Inc., (the “Fund”), we are filing Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”). The purpose of this filing is to: (i) respond to SEC comments to the Fund’s initial Registration Statement on Form N-2 for the purpose of registering additional shares of Common Stock, which was filed electronically with the SEC via EDGAR Accession No. 0001193125-10-120617 on May 14, 2010; and (ii) make other non-material changes.

Please contact me at (202) 739-5254 with your questions or comments.

Sincerely,

/s/    Trina C. Winkelmann

Trina C. Winkelmann